Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

As at December 31	2014	2013

Trade Payables	$428	$265
Capital Accruals	729	398
Royalty and Production Accruals	495	473
Other Accruals	385	514
Interest Payable	100	111
Outstanding Disbursements	4	2
Current Portion of Capital Lease Obligations (See Note 14)	59	66
Current Portion of Asset Retirement Obligation (See Note 15)	43	66
	$2,243	$1,895